Debt Securities at Fair Value Through Profit Or Loss	12 Months Ended
Dec. 31, 2019
Statement [LineItems]
Debt Securities at Fair Value Through Profit Or Loss
4.	DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
The following table shows holdings of debt securities at fair value through profit or loss as of December 31, 2019 and 2018 (see note 52):

	Holdings
	12/31/2019		12/31/2018
Name	Fair value level	Book amounts	Book amounts

DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS
Local
Government securities
Federal government treasury bonds in pesos adjustment by CER – Maturity: 07-22-2021	1	3,923,304	118,818
Bonds Par denominated in pesos – Maturity: 12-31-2038	1	170,419	56,388
National treasury bills coupon capitalized in pesos – Maturity: 02-26-2020	1	165,621
Discount bonds denominated in pesos at 5.83% – Maturity: 12-31-2033	1	131,760	3,498
National treasury bills coupon capitalized in pesos – Maturity: 03-11-2020	1	114,452
Consolidation bonds in pesos 6° Series at 2% – Maturity: 03-15-2024	1	71,286	74,448
National treasury bills capitalized in pesos – Maturity: 04-08-2020	1	66,979
National treasury bills capitalized in pesos – Maturity: 05-13-2020	1	58,512
Debt securities of Province of Buenos Aires in pesos – Private Badlar + 375 PBS -Maturity: 04-12-2025	1	30,674	126,801
Consolidation bonds in pesos 8° Serie – Maturity: 10-04-2022	1	27,612	260,994
Other		49,201	1,270,929

Subtotal local government securities		4,809,820	1,911,876

Private securities
Debt Securities in Financial Trusts Consubond	3	354,317	581,054
Debt Securities in Financial Trusts Surcos	3	105,308
Debt Securities in Financial Trusts Agrocap	3	94,822	201,111
Debt Securities in Financial Trusts Secubono Series 191 Class A – Maturity: 06-29-2020	3	84,339
Debt Securities in Financial Trusts Secubono	3	68,271	121,838
Corporate Bonds Province of Buenos Aires Bank Class 009 -Maturity: 04-18-2021	2	50,129	45,360
Debt Securities in Financial Trusts Chubut Regalías Hidrocarburíferas – Maturity: 07-01-2020	3	30,193	74,402
Debt Securities in Financial Trusts Secubono Series 189A – Maturity: 03-30-2020	3	22,198
Debt Securities in Financial Trusts Secubono Series 191 CL.B – Maturity: 07-28-2020	3	12,062
Debt Securities in Financial Trusts Secubono Series 190 CL.A – Maturity: 04-28-2020	3	11,169
Other		32,380	1,118,161

Subtotal local private securities		865,188	2,141,926

TOTAL DEBT SECURITIES AT FAIR VALUE THROUGH PROFIT OR LOSS		5,675,008	4,053,802